Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property, Plant and Equipment, Net [Line Items]
Beginning balance	$ 537,014	$ 77,467	$ 57,384
Acquisition through business combination		525,791	12,278
Additions	81,959	100,097	52,481
Depreciation expenses	(149,886)	(159,993)	(39,078)
Disposals	(14,028)	(1,131)
Reclassifications
Exchange difference	(24,250)	(5,217)	(5,598)
Ending balance	430,809	537,014	77,467
Office Equipment [member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Beginning balance	343,658	61,982	18,396
Acquisition through business combination		306,218	12,278
Additions	81,959	88,490	52,481
Depreciation expenses	(117,405)	(109,797)	(18,856)
Disposals	(14,028)	(974)
Reclassifications
Exchange difference	(7,288)	(2,261)	(2,317)
Ending balance	286,896	343,658	61,982
Leasehold Improvements [member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Beginning balance	178,874	15,485	38,392
Acquisition through business combination		219,573
Additions
Depreciation expenses	(26,523)	(47,763)	(19,670)
Disposals		(157)
Reclassifications		(5,090)
Exchange difference	(16,163)	(3,174)	(3,237)
Ending balance	136,188	178,874	15,485
Other Property, Plant and Equipment [member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Beginning balance	14,482		596
Acquisition through business combination
Additions		11,607
Depreciation expenses	(5,958)	(2,433)	(552)
Disposals
Reclassifications		5,090
Exchange difference	(799)	218	(44)
Ending balance	7,725	14,482
Cost [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Beginning balance	1,643,119	282,076	248,512
Ending balance	1,570,502	1,643,119	282,076
Cost [Member] | Office Equipment [member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Beginning balance	1,030,893	109,955	50,332
Ending balance	1,013,437	1,030,893	109,955
Cost [Member] | Leasehold Improvements [member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Beginning balance	518,320	89,005	105,966
Ending balance	469,116	518,320	89,005
Cost [Member] | Other Property, Plant and Equipment [member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Beginning balance	93,906	83,116	92,214
Ending balance	87,949	93,906	83,116
Accumulated Depreciation and Amortisation [member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Beginning balance	(1,106,105)	(204,609)	(191,128)
Ending balance	(1,139,693)	(1,106,105)	(204,609)
Accumulated Depreciation and Amortisation [member] | Office Equipment [member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Beginning balance	(687,235)	(47,973)	(31,936)
Ending balance	(726,541)	(687,235)	(47,973)
Accumulated Depreciation and Amortisation [member] | Leasehold Improvements [member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Beginning balance	(339,446)	(73,520)	(67,574)
Ending balance	(332,928)	(339,446)	(73,520)
Accumulated Depreciation and Amortisation [member] | Other Property, Plant and Equipment [member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Beginning balance	(79,424)	(83,116)	(91,618)
Ending balance	$ (80,224)	$ (79,424)	$ (83,116)